Acquisitions (Adjustments for supplemental pro forma combined results of operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Solid Concepts Inc. [Member]
Acquisitions [Line Items]
Adjustments due to amortization of intangibles	$ 69	$ 1,612	$ 2,893	$ 4,835
Adjustments due to retention bonuses	(3,993)	9,986	5,086	29,959
Adjustments due to expenses related to business combination (deal fees and other integration expenses)	(21,362)	(220)	(26,327)	19,369
Adjustments due to financial expenses related to Solid Concept's debts	(182)	(79)	(406)	(254)
Taxes related adjustments to the supplemental pro forma	8,883	(4,320)	5,519	(20,382)
Total	(16,585)	6,979	(13,235)	33,527
MakerBot [Member]
Acquisitions [Line Items]
Adjustments due to amortization of intangibles		(3,779)		(13,841)
Adjust performance bonus expenses		1,597		(5,001)
Adjustments due to expenses related to business combination (deal fees and other integration expenses)		3,069		8,508
Taxes related adjustments to the supplemental pro forma		1,118		6,672
Total		$ 2,005		$ (3,662)